Loans, borrowings, leases, cash and cash equivalents and short-term investments - Total debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Current debt, accrued charges	$ 201	$ 203
Non-current debt, accrued charges		8
Current debt	887	1,214
Non-current	12,473	11,842
Notional amount	$ 1,296
EUR
Loans and borrowings
Average cost (as a percent)	4.29%
R$
Loans and borrowings
Average cost (as a percent)	2.99%
Quoted in the secondary market | Bonds
Loans and borrowings
Borrowings, interest rate	6.01%
Non-current debt, before accrued charges	$ 7,448	5,948
Quoted in the secondary market | Eurobonds
Loans and borrowings
Borrowings, interest rate	4.29%
Non-current debt, before accrued charges	$ 920	843
Quoted in the secondary market | Debentures
Loans and borrowings
Borrowings, interest rate	10.48%
Current debt, before accrued charges	$ 107	374
Non-current debt, before accrued charges	$ 389	621
Debt contracts in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Loans and borrowings
Borrowings, interest rate	9.29%
Current debt, before accrued charges	$ 320	276
Non-current debt, before accrued charges	$ 540	1,056
Debt contracts in Brazil | Basket of currencies and bonds in US$ indexed to LIBOR
Loans and borrowings
Borrowings, interest rate	2.31%
Current debt, before accrued charges	$ 45	44
Non-current debt, before accrued charges	$ 11	56
Debt contracts in Brazil | Fixed interest | R$
Loans and borrowings
Borrowings, interest rate	2.86%
Current debt, before accrued charges	$ 20	43
Non-current debt, before accrued charges	$ 14	45
Debt contracts in the international markets | US$
Loans and borrowings
Borrowings, interest rate	2.24%
Current debt, before accrued charges	$ 182	260
Non-current debt, before accrued charges	$ 3,044	2,934
Debt contracts in the international markets | EUR
Loans and borrowings
Non-current debt, before accrued charges		225
Debt contracts in the international markets | Fixed interest | Other currencies
Loans and borrowings
Borrowings, interest rate	3.17%
Current debt, before accrued charges	$ 12	14
Non-current debt, before accrued charges	$ 107	$ 106